Summary of Significant Accounting Policies - Schedule of Components of Deferred Tax Assets (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Accounting Policies [Abstract]
NOL carryover	$ 10,163	$ 8,290
Valuation allowance	(10,163)	(8,290)
Net deferred tax asset